Subsequent Events (Details) - Major ordinary share transactions - SMIC Hong Kong International Company Limited (formerly "SMIC Shanghai (HK) Company Limited") - LFoundry $ in Millions	Mar. 29, 2019 USD ($)
Subsequent events
Proportion of ownership interest in subsidiary	70.00%
Consideration transferred, acquisition-date fair value	$ 112.8